Fair Value Measurements (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Aggregate value of public warrants	$ 3,890,177	$ 450,656